INVENTORIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 22, 2024
Non-current inventories
Raw materials - ore stockpiles	$ 158	$ 2	$ 5
Raw materials
- ore stockpiles	289	238	225
- heap-leach inventory	17	14	10
Work in progress
- metals in process	66	51	66
- gold concentrate in process	0	1	0
Finished goods
- gold doré/bullion	77	64	51
- by-products	2	0	2
- gold concentrate	0	5	0
Total metal inventories	451	373	354
Mine operating supplies	604	456	419
Current inventories	1,055	829	773
Inventories	1,213	831	778
Write-down of inventories	$ 14	$ 6	$ 12
Centamin Plc
Finished goods
Non-current assets recognised as of acquisition date				$ 138
Current assets recognised as of acquisition date				$ 161